Investments (Details) - Schedule of Changes in Investments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Changes in Investments [Line Items]
Opening balance	R$ 2,734	R$ 2,591	R$ 7,642
Capital increase		(4,865)
Share of profit of a joint venture	(58)	(70)
Effect from conversion	201	(116)
Ending balance	2,734	2,591	7,642
Cresca [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	1,478	1,335	1,521
Capital increase
Share of profit of a joint venture	(58)	(70)
Effect from conversion	201	(116)
Ending balance	1,478	1,335	1,521
Agrofy [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	1,256	1,256	6,121
Capital increase		(4,865)
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 1,256	R$ 1,256	R$ 6,121